Leases and subleases - Schedule of Quantitative Information About Right-of-use Assets and Lease Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Balance at beginning of period	$ 14,281	$ 17,166
Additions	0	163
Depreciation	(1,979)	(3,047)	$ (2,938)
Deconsolidated	(2,477)	0
Balance at end of period	$ 9,825	$ 14,281	$ 17,166